Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund III
Entity Central Index Key	0001424212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000138174 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Managed Municipal ETF
Class Name	First Trust Managed Municipal ETF
Trading Symbol	FMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Managed Municipal ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal ETF	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.53% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the Bloomberg Revenue 10 Year (8-12) Index which returned 7.63% for the same Period.
The key factors which impacted the Fund’s performance relative to the benchmark for the Period included:
  Credit Rating: The Fund’s selection of bonds rated AA and allocation and selection of non-rated bonds were the primary positive contributors to performance relative to the benchmark. Secondary positive contributions to performance included the Fund’s selection of A-rated bonds and allocation of BB-rated bonds.
  Years to Maturity: In terms of the Fund’s selection and allocation in years to a bond’s final maturity date, the Fund’s allocation to bonds with 18+ years to maturity was the primary source of outperformance relative to the benchmark. Secondary sources of outperformance included the Fund’s allocation to bonds with 12-14, 14-16 and 16-18 years to maturity, respectively. The Fund’s primary source of underperformance relative to the benchmark was the selection of bonds with 0-2 years to maturity. A secondary source of underperformance was the Fund’s allocation to bonds with 10-12 years to maturity.
  Effective Duration: Focusing on the effective duration of bonds in the Fund, the Fund’s selection of bonds with effective durations of 7-10 years was the primary source of outperformance relative to the benchmark. The allocation and selection of bonds with 10+ years, as well as the selection of bonds with 3-5 and 5-7 years, were secondary sources of outperformance. The allocation to bonds with 0-1 years was the primary source of underperformance relative to the benchmark.
  Sector/Industry: The Fund’s selection of Healthcare bonds was the primary source of outperformance relative to the benchmark. The Fund’s selection of Special Tax, Education, Transportation and Local General Obligation bonds were secondary sources of outperformance. The Fund’s allocation and selection of Housing bonds was the primary source of underperformance relative to the benchmark, while the Fund’s allocation to Lease bonds and selection of Industrial Development Bonds were a secondary source of underperformance.
  Interest Rate Hedge: During the Period, the use of U.S. Treasury futures to hedge interest rate risk was a moderate negative contributor to the Fund’s performance.
  Distribution Rate: The distribution paid on October 31, 2024, of $0.139, represented a tax-exempt annualized distribution rate of 3.26% based on the Fund’s closing market price of $51.14 on October 31, 2024. During the 12-month period ended October 31, 2024, the Fund’s distribution rate increased five times. The Fund’s distribution rate is not constant and is subject to change over time based on the performance of the Fund and general market conditions.

For the Period, municipal bonds generated a total return of 9.70% as measured by the Bloomberg Municipal Bond Index. By comparison, the Bloomberg U.S. Treasury Index generated a total return of 8.41% during the Period. Key factors impacting the municipal bond market over the Period included:
  U.S. Treasury Rate Trends: During the Period, U.S. Treasury rates declined all along the yield curve while 10-Year and 30-Year U.S. Treasury yields decreased by approximately 65 basis points (“bps”) and 62 bps, respectively, to 4.28% and 4.47%. As a reminder, the price of a bond moves inversely to a given change in yield, so lower yields resulted in higher U.S. Treasury bond prices and municipal bond prices increased in alignment with U.S. Treasury bond price moves.
  Industry Fund Inflows/Outflows: Industry-wide mutual fund and exchange-traded fund flows have been distinctly positive year-to-date. According to data collected by LSEG Lipper and JP Morgan, year-to-date inflows were tracking approximately $33.8 billion with approximately $19.7 billion inflows into investment grade funds and $14.2 billion of inflows into high yield funds. In general, fund inflows would indicate more demand for municipal securities which supports municipal bond price increases while fund outflows would signal less demand for municipal securities which could reduce bond prices.
  Primary Market Supply: New issue municipal bond supply has been significantly higher year-to-date, as of October 31, 2024, compared to the same period of 2023. Through October 30, 2024, year-to-date issuance increased approximately 38% to $442 billion. Historically speaking, larger than historical average municipal bond supply could require higher yields to increase or support municipal bond demand while less supply might result in lower yields given a consistent level of demand. Actual market experience could vary from historical norms.
  Credits Spreads and Trends: According to data analyzed from Bloomberg, municipal credit spreads declined year-over-year. From October 31, 2023 to October 31, 2024, municipal bond credit spreads for bonds rated AA, A, BBB, and high yield decreased by approximately 4 bps, 19 bps, 26 bps, and 26 bps, respectively. Normally, as credit spreads tighten for investment grade and high yield municipal bonds, municipal bond prices will increase. Conversely, as credit spreads widen for investment grade and high yield municipal bonds, bond prices will decline.
  Changes in Municipal Bond Yields: Looking at the Refinitiv/TM3 AAA municipal yield curve over the past year, municipal yields have declined significantly, with 10-Year and 30-Year AAA municipal yields declining by 60 bps and 70 bps, respectively, to 3.01% and 3.87% as of October 31, 2024. As municipal bond yields decline, municipal bond prices increase, and as municipal bond yields rise, municipal bond yields decline.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2014 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	10 Year
First Trust Managed Municipal ETF	9.53%	0.96%	2.68%
Bloomberg Revenue 10 Year (8-12) Index	7.63%	1.09%	2.41%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMB for more recent performance information.
Net Assets	$ 2,025,547,480
Holdings Count | Holding	1,349
Advisory Fees Paid, Amount	$ 12,791,968
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$2,025,547,480
Total number of portfolio holdings	1,349
Total advisory fee paid	$12,791,968
Portfolio turnover rate	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Hospital	11.6%
Insured	9.5%
Airport	9.3%
Government Obligation Bond-Unlimited Tax	9.0%
Gas	7.1%
Dedicated Tax	6.8%
Certificates of Participation	5.7%
Utility	5.3%
Industrial Development Bond	4.4%
All Other	31.3%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
C000165608 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RiverFront Dynamic Developed International ETF
Class Name	First Trust RiverFront Dynamic Developed International ETF
Trading Symbol	RFDI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust RiverFront Dynamic Developed International ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RFDI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Developed International ETF	$93	0.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 23.93% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the MSCI EAFE Index, which returned 22.97% for the same Period.
This outperformance was driven by security selection, while asset allocation detracted from the Fund’s performance.
Top contributors to performance during the Period:
  Security selection in Japan
  Security selection in Technology
  Security selection in the United Kingdom

Top detractors to performance during the Period:
  Overweight to Energy
  Underweight to Industrials
  Security selection in Materials

While the Fund can utilize currency hedging, no hedging was utilized during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 13, 2016 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	Since Inception (4/13/16)
First Trust RiverFront Dynamic Developed International ETF	23.93%	5.58%	5.78%
MSCI EAFE Index	22.97%	6.24%	6.81%

Performance Inception Date	Apr. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RFDI for more recent performance information.
Net Assets	$ 120,088,234
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,034,488
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$120,088,234
Total number of portfolio holdings	150
Total advisory fee paid	$1,034,488
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Shell PLC	2.2%
Dreyfus Government Cash Management Fund, Institutional Shares	2.1%
HSBC Holdings PLC	2.1%
Novartis AG	2.0%
TotalEnergies SE	1.7%
UBS Group AG	1.6%
Allianz SE	1.5%
Recruit Holdings Co., Ltd.	1.4%
Unilever PLC	1.4%
Advantest Corp.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Shell PLC	2.2%
Dreyfus Government Cash Management Fund, Institutional Shares	2.1%
HSBC Holdings PLC	2.1%
Novartis AG	2.0%
TotalEnergies SE	1.7%
UBS Group AG	1.6%
Allianz SE	1.5%
Recruit Holdings Co., Ltd.	1.4%
Unilever PLC	1.4%
Advantest Corp.	1.4%

C000190801 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Institutional Preferred Securities and Income ETF
Class Name	First Trust Institutional Preferred Securities and Income ETF
Trading Symbol	FPEI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Institutional Preferred Securities and Income ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPEI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPEI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Institutional Preferred Securities and Income ETF	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.03% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, a blended benchmark consisting of a 45/40/15 blend of the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index, which returned 18.72% for the same Period.
This outperformance was primarily driven by security selection within variable rate coupon securities during the bullish Period. Many of these securities were trading at deep discounts to par to start the Period but pulled towards par during the Period as resilient economic data and disinflation drove spreads tighter across the market. This outperformance was most pronounced within shorter duration securities that are approaching their first call dates. Other factors that contributed to the Fund’s outperformance during the Period were as follows:
  Better security selection and overweight allocation to newly issued securities in 2024;
  Security selection within global banks including U.S. Global Systematically Important Banks, European banks and high-quality Emerging Market Banks;
  Security selection in insurance, utilities and energy pipelines.

Although the Fund outperformed during the Period, there were a few factors that modestly detracted from relative performance compared to the benchmark during the Period:
  Underweight to consumer finance issuers;
  Exposure to low beta near call securities;
  Modest overweight allocation to Federal Farm Credit Banks.

Despite the economic resilience experienced through the tightening cycle to date, the Fund maintains a conservative stance as it relates to credit. Specifically, this includes underweighting potentially higher beta parts of the market, including consumer finance and regional banks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 22, 2017 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	Since Inception (8/22/17)
First Trust Institutional Preferred Securities and Income ETF	20.03%	4.18%	4.42%
Blended Benchmark(1)	18.72%	3.33%	4.15%
ICE BofA US Investment Grade Institutional Capital Securities Index	17.82%	3.90%	4.46%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.08%
(1)
The Blended Benchmark consists of a 45/40/15 blend of the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.

Performance Inception Date	Aug. 22, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPEI for more recent performance information.
Net Assets	$ 1,489,789,993
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 10,861,741
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$1,489,789,993
Total number of portfolio holdings	165
Total advisory fee paid	$10,861,741
Portfolio turnover rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Toronto-Dominion Bank (The)	2.2%
Lloyds Banking Group PLC	1.7%
ING Groep N.V.	1.7%
Energy Transfer, L.P., Series G	1.7%
BNP Paribas S.A.	1.7%
Global Atlantic Fin Co.	1.7%
Bank of America Corp., Series TT	1.7%
Bank of Montreal	1.6%
Charles Schwab (The) Corp., Series I	1.6%
Intesa Sanpaolo S.p.A.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Toronto-Dominion Bank (The)	2.2%
Lloyds Banking Group PLC	1.7%
ING Groep N.V.	1.7%
Energy Transfer, L.P., Series G	1.7%
BNP Paribas S.A.	1.7%
Global Atlantic Fin Co.	1.7%
Bank of America Corp., Series TT	1.7%
Bank of Montreal	1.6%
Charles Schwab (The) Corp., Series I	1.6%
Intesa Sanpaolo S.p.A.	1.6%

C000107588 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securities and Income ETF
Class Name	First Trust Preferred Securities and Income ETF
Trading Symbol	FPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Preferred Securities and Income ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income ETF	$93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.79% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, a blended benchmark consisting of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index, which returned 20.56% for the same Period.
This outperformance was primarily driven by security selection within variable rate securities during the bullish Period. Many of these securities were trading at deep discounts to par to start the Period but pulled towards par during the Period as resilient economic data and disinflation drove spreads tighter across the market. This outperformance was most pronounced within shorter duration securities that are approaching their first call dates. Other factors that contributed to the Fund’s outperformance during the Period were as follows:
  Better security selection and overweight allocation to newly issued securities in 2024;
  Security selection within global banks including U.S. Global Systematically Important Banks, European banks and high-quality Emerging Market Banks;
  Security selection in insurance, utilities and energy pipelines.

Although the Fund outperformed during the Period, there were a few factors that detracted from relative performance compared to the benchmark. This included the Fund’s underweight to longer duration (10+ year) securities, including fixed rate coupon security structures. These securities outperformed as rates moved lower during the Period. Other factors that detracted from relative performance during the Period were as follows:
  Underweight and security selection within regional and super regional banks;
  Overweight allocation to Federal Farm Credit Banks;
  Underweight to consumer finance.

Despite the economic resilience experienced through the tightening cycle to date, the Fund maintains a conservative stance as it relates to credit. Specifically, this includes underweighting potentially higher beta parts of the market, including consumer finance, regional banks and real estate investment trusts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2014 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	10 Year
First Trust Preferred Securities and Income ETF	21.79%	3.33%	5.07%
ICE BofA US Investment Grade Institutional Capital Securities Index	17.82%	3.90%	4.79%
Blended Benchmark(1)	20.56%	2.84%	4.76%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
(1)
The Blended Benchmark consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPE for more recent performance information.
Net Assets	$ 5,680,039,181
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 44,636,161
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$5,680,039,181
Total number of portfolio holdings	225
Total advisory fee paid	$44,636,161
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Wells Fargo & Co., Series L	2.4%
Barclays PLC	1.8%
JPMorgan Chase & Co., Series NN	1.8%
Bank of America Corp., Series L	1.7%
Intesa Sanpaolo S.p.A.	1.7%
Credit Agricole S.A.	1.3%
Lloyds Banking Group PLC	1.3%
Energy Transfer, L.P., Series G	1.3%
Global Atlantic Fin Co.	1.3%
Deutsche Bank AG, Series 2020	1.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%

Largest Holdings [Text Block]
Top Ten Holdings
Wells Fargo & Co., Series L	2.4%
Barclays PLC	1.8%
JPMorgan Chase & Co., Series NN	1.8%
Bank of America Corp., Series L	1.7%
Intesa Sanpaolo S.p.A.	1.7%
Credit Agricole S.A.	1.3%
Lloyds Banking Group PLC	1.3%
Energy Transfer, L.P., Series G	1.3%
Global Atlantic Fin Co.	1.3%
Deutsche Bank AG, Series 2020	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FPE or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended October 31, 2024, the minimum percentage of exchange-listed securities held by the Fund decreased from 25% of the Fund’s net assets to 15% of the Fund’s net assets.

Material Fund Change Expenses [Text Block]	During the fiscal year ended October 31, 2024, the minimum percentage of exchange-listed securities held by the Fund decreased from 25% of the Fund’s net assets to 15% of the Fund’s net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FPE or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FPE
C000146034 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets Local Currency Bond ETF
Class Name	First Trust Emerging Markets Local Currency Bond ETF
Trading Symbol	FEMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Local Currency Bond ETF	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.33% for the 12 months ended October 31, 2024. The Fund underperformed its benchmark, the J.P. Morgan GBI-EM Global Diversified Index, which returned 8.76% for the same Period.
This underperformance was primarily driven by the Fund’s underweight exposure to China, which saw strong fixed-income performance, as well as the underweights in Thailand, Poland, and the Czech Republic. However, overweight exposures in South Africa, Colombia, and India partly mitigated the underperformance.
India, a new entrant to the benchmark during the Period, offered a compelling investment case as an investment-grade-rated, high-yielding market within Asia. The Fund, benefiting from active management, has maintained exposure to India for several years and continues to see attractive opportunities there going forward.
The benchmark’s performance was largely driven by the performance of the local currency bonds as yields generally fell over the Period. The benchmark’s local bond component returned 9.44% while emerging market (“EM”) currencies detracted from performance, declining -0.63%. The benchmark’s yield fell 47 basis points (“bps”) to 6.38%, compared to a 70 bps decline in the U.S. 5-Year Treasury yield, which ended the Period at 4.16%.
Currency management, via derivatives, detracted from performance during the Period as weaker EM currencies weighed on returns. Short positions in the U.S. Dollar and long exposures to the Indonesian Rupiah, Israeli Shekel, and Chilean Peso contributed negatively, while exposures to the South African Rand, Colombian Peso, and Chinese Yuan provided positive contributions.
Regional performance was mixed. Latin America underperformed, delivering flat returns, while the Middle East and Africa led gains, buoyed by South Africa. The Asian region outperformed, with strong contributions from Malaysia and Thailand.
EM assets were volatile due to shifting expectations regarding policy of the U.S. Federal Reserve (the “Fed”). Hopes for rapid rate cuts early on in the Period faded amid persistent inflation, but easing inflation later in the Period prompted the Fed to begin its easing cycle, providing a boost to EMs. However, uncertainty surrounding the U.S. Presidential election and its implications for EMs added to the near-term risks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 4, 2014 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	Since Inception (11/4/14)
First Trust Emerging Markets Local Currency Bond ETF	7.33%	-1.15%	-0.48%
Bloomberg Emerging Markets Local Currency Government - 10% Country Capped Index	9.87%	-0.35%	0.58%
JP Morgan GBI-EM Global Diversified Index	8.76%	-0.92%	0.01%

Performance Inception Date	Nov. 04, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEMB for more recent performance information.
Net Assets	$ 200,771,556
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,392,785
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$200,771,556
Total number of portfolio holdings	74
Total advisory fee paid	$1,392,785
Portfolio turnover rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Indonesia Treasury Bond, 7.00%, 09/15/30	4.6%
Indonesia Treasury Bond, 9.00%, 03/15/29	4.5%
Republic of South Africa Government Bond, 8.25%, 03/31/32	4.2%
Colombian TES, Series B, 7.25%, 10/18/34	3.8%
Indonesia Treasury Bond, 8.38%, 09/15/26	3.8%
Republic of South Africa Government Bond, Series R186, 10.50%, 12/21/26	3.7%
Thailand Government Bond, 3.39%, 06/17/37	3.7%
Romania Government Bond, 6.70%, 02/25/32	3.7%
Malaysia Government Bond, 3.89%, 08/15/29	3.6%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/29	3.3%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations.
Largest Holdings [Text Block]
Top Ten Holdings
Indonesia Treasury Bond, 7.00%, 09/15/30	4.6%
Indonesia Treasury Bond, 9.00%, 03/15/29	4.5%
Republic of South Africa Government Bond, 8.25%, 03/31/32	4.2%
Colombian TES, Series B, 7.25%, 10/18/34	3.8%
Indonesia Treasury Bond, 8.38%, 09/15/26	3.8%
Republic of South Africa Government Bond, Series R186, 10.50%, 12/21/26	3.7%
Thailand Government Bond, 3.39%, 06/17/37	3.7%
Romania Government Bond, 6.70%, 02/25/32	3.7%
Malaysia Government Bond, 3.89%, 08/15/29	3.6%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/29	3.3%

C000165610 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RiverFront Dynamic Europe ETF
Class Name	First Trust RiverFront Dynamic Europe ETF
Trading Symbol	RFEU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust RiverFront Dynamic Europe ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFEU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RFEU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Europe ETF	$226	2.09%(1)
(1)	Includes tax expense. If the tax expense was not included, the expense ratio would have been 0.83%.

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.09% [1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.49% for the 12 months ended October 31, 2024. The Fund underperformed its benchmark, the MSCI Europe Index, which returned 22.43% for the same Period.
This underperformance was driven by both poor security selection and asset allocation.
Top contributors to performance during the Period:
  Security selection in Denmark
  Security selection in Technology
  Security selection in Financials

Top detractors to performance during the Period:
  Security selection in Industrials
  Security selection in France
  Overweight to Energy

While the Fund can utilize currency hedging, no hedging was utilized during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 13, 2016 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	Since Inception (4/13/16)
First Trust RiverFront Dynamic Europe ETF	16.49%	4.47%	5.74%
MSCI Europe Index	22.43%	6.91%	6.92%

Performance Inception Date	Apr. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RFEU for more recent performance information.
Net Assets	$ 6,354,852
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 73,278
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$6,354,852
Total number of portfolio holdings	89
Total advisory fee paid	$73,278
Portfolio turnover rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ASML Holding N.V.	3.6%
Nestle S.A.	3.2%
Novartis AG	3.0%
Roche Holding AG	2.8%
Nokia Oyj	2.7%
Unilever PLC	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
TotalEnergies SE	2.2%
Allianz SE	2.2%
Shell PLC	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding N.V.	3.6%
Nestle S.A.	3.2%
Novartis AG	3.0%
Roche Holding AG	2.8%
Nokia Oyj	2.7%
Unilever PLC	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
TotalEnergies SE	2.2%
Allianz SE	2.2%
Shell PLC	2.1%

C000142474 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Long/Short Equity ETF
Class Name	First Trust Long/Short Equity ETF
Trading Symbol	FTLS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Long/Short Equity ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTLS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTLS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Long/Short Equity ETF	$154	1.38%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.52% for the 12 months ended October 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period.
The underperformance was the result of the Fund’s short equity positions which detracted from the Fund’s performance during the Period.
The overall economic backdrop during the Period was one of solid economic growth and declining inflation. During the Period, broad based economic indicators highlighting these trends were:
  Average quarterly growth in gross domestic product in the prior four calendar quarters (fourth quarter 2023 through third quarter 2024) was 2.65%;
  Year-over-year the Consumer Price Index continued to decline, falling from 3.2% as of October 31, 2023 to 2.6% as of October 31, 2024;
  Year-over-year increase in real wages, as measured by the U.S. Bureau of Labor Statistics, increased by 1.3%, rising from 0.1% to 1.4%

U.S. equities rallied strongly during the Period with only a brief pullback in mid-July/early August 2024. For the Period, the benchmark was up 38.02% and the technology heavy Nasdaq-100® was up 39.19%. Smaller capitalization stocks also rallied strongly, but without the tech powerhouses of Apple, Inc., NVIDIA Corp., Meta Platforms, Inc. and Microsoft Corp., they lagged the larger indices, up “only” 34.06%. Helping boost equities during the Period was the market’s increasing confidence that the Federal Reserve would lower its short-term benchmark rate, the Federal Funds target rate, in the final four months of 2024 and then throughout 2025. Two-year Treasury rates, in anticipation of the lower Federal Funds target rate, declined by 1.18% during the Period, while the Ten-year Treasury rate, which helps set 30-year mortgage rates, declined by 0.65%.
The Fund benefitted from the economic backdrop as its long equity holdings performed in-line with the benchmark during the Period. On average, the Fund’s long equity portfolio was underweight technology and financial stocks during the Period. Offsetting those underweights were overweights in materials and energy stocks. Sector weightings during the Period were negative contributors to relative return in the long portfolio as the Technology sector, an underweight, was the best performing sector within the benchmark. Energy, an overweight, was the worst performing sector within the benchmark. Within the long portfolio, the relative performance impact of the stock selection process offset almost all the relative performance lost due to sector over/underweights. Individual stock selection (picking outperforming stocks) was strongest within the Information Technology sector and the Consumer Staples sector. The selection impact was a negative contributor to relative returns in the Health Care sector.
The Fund’s investment process of shorting stocks to hedge the portfolio and reduce overall net equity exposure detracted from absolute and relative performance during the Period. The Fund’s short positions were on average, 35.2% of net asset value during the Period. The short portfolio, in a strongly rising equity market, detracted from absolute returns as the short positions rose in value during the Period. On a relative basis, the Fund’s short portfolio detracted from performance as the short positions, on average, rose in value by more than the benchmark’s total return. The single largest sector detracting from relative performance was the Information Technology sector. The Fund was, on average, underweight the Information Technology sector; however, the Fund’s short equity positions within the sector rose in value significantly more than the benchmark positions which detracted from relative performance. Short equity futures also detracted from the Fund's total return during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2014 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	10 Year
First Trust Long/Short Equity ETF	22.52%	9.74%	8.50%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTLS for more recent performance information.
Net Assets	$ 1,566,266,143
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 11,272,429
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$1,566,266,143
Total number of portfolio holdings	417
Total advisory fee paid	$11,272,429
Portfolio turnover rate	235%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments of the Fund, respectively.
Fund Allocation
Common Stocks	96.5%
Exchange-Traded Funds	1.0%
Money Market Funds	0.9%
Common Stocks Sold Short	(28.9%)
Net Other Assets and Liabilities(1)	30.5%
Total	100.0%
Sector Allocation
(1) Includes variation margin on futures contracts.

C000165609 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RiverFront Dynamic Emerging Markets ETF
Class Name	First Trust RiverFront Dynamic Emerging Markets ETF
Trading Symbol	RFEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust RiverFront Dynamic Emerging Markets ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RFEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Emerging Markets ETF	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.53% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the MSCI Emerging Markets Index, which returned 25.32% for the same Period.
This outperformance was driven primarily by security selection, though asset allocation also contributed to performance.
Top contributors to performance during the Period:
  Security selection in Taiwan
  Security selection in Industrials
  Security selection in Financials

Top detractors to performance during the Period:
  Selection in Materials
  Overweight to Turkey
  Overweight to Energy

Additionally, the portfolio management team used their fundamental overlay to underweight China relative to the benchmark. This fundamental underweight was additive to portfolio performance during the Period.
The portfolio partially hedged its Taiwan Dollar exposure during the full Period. This hedging was additive to portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 14, 2016 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	Since Inception (6/14/16)
First Trust RiverFront Dynamic Emerging Markets ETF	26.53%	5.27%	6.81%
MSCI Emerging Markets Index	25.32%	3.93%	6.62%

Performance Inception Date	Jun. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RFEM for more recent performance information.
Net Assets	$ 29,111,673
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 313,243
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$29,111,673
Total number of portfolio holdings	105
Total advisory fee paid	$313,243
Portfolio turnover rate	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.3%
iShares MSCI China ETF	4.3%
Tencent Holdings Ltd.	4.2%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd.	2.3%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
ICICI Bank Ltd.	2.0%
Haidilao International Holding Ltd.	1.8%
Kasikornbank PCL, NVDR	1.7%
Kasikornbank PCL	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.3%
iShares MSCI China ETF	4.3%
Tencent Holdings Ltd.	4.2%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd.	2.3%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
ICICI Bank Ltd.	2.0%
Haidilao International Holding Ltd.	1.8%
Kasikornbank PCL, NVDR	1.7%
Kasikornbank PCL	1.6%

[1]	Includes tax expense. If the tax expense was not included, the expense ratio would have been 0.83%.